CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2014	Jun. 30, 2013
Current Assets:
Cash and cash equivalents	$ 202,380	$ 1,034,587
Accounts receivable (net of allowance for doubtful accounts of $22,500 in 2014 and $15,000 in 2013)	531,049	278,700
Inventories	988,878	896,173
Prepaid expenses	91,922	61,567
Total current assets	1,814,229	2,271,027
Fixed Assets:
Machinery and equipment	2,368,709	2,367,029
Leasehold improvements	553,596	553,596
Furniture and fixtures	148,303	148,303
Vehicles	19,674	19,674
Total	3,090,282	3,088,602
Less: Accumulated depreciation and amortization	3,075,722	3,056,554
Net fixed assets	14,560	32,048
Patents, net	7,672	0
TOTAL ASSETS	1,836,461	2,303,075
Current Liabilities:
Accounts payable	715,192	289,255
Customer advances	26,200	38,044
Accrued employee compensation	200,207	151,915
Accrued professional services	60,250	70,000
Accrued warranty expense	25,000	25,000
Other accrued liabilities	69,028	18,672
Total current liabilities	1,095,877	592,886
Commitments (Note 2)
Stockholders' Equity:
Common stock, $0.01 par value: 50,000,000 shares authorized; 4,455,134 shares issued and outstanding at June 30, 2014 and June 30, 2013	44,551	44,551
Additional paid-in capital	42,146,750	41,955,717
Accumulated deficit	(41,450,717)	(40,290,079)
Total stockholders' equity	740,584	1,710,189
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 1,836,461	$ 2,303,075